Subsequent Events (unaudited) - Additional information (Detail) - RA Agreement - shares		1 Months Ended
	May 15, 2020	May 31, 2020
Common stock, issued	183,870
Maximum
Issuance of additional shares of common stock	8,641,914
Subsequent Event
Common stock, issued		183,870
Term for issuance of additional shares of common stock		4 years
Subsequent Event | Maximum
Issuance of additional shares of common stock		8,641,914